Note 4 - Vessels, Net (Details Textual) - USD ($)			12 Months Ended
	Aug. 16, 2021	May 06, 2021	Dec. 31, 2021	Dec. 31, 2020
Water Ballast Treatment Systems [Member]
Vessel Improvements				$ 300,000
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements			$ 40,000.00	$ 100,000
M/V Blessed Luck [Member]
Payments to Acquire Vessel		$ 12,127,945
M/V Good Heart [Member]
Payments to Acquire Vessel	$ 24,673,602